Expense Example, No Redemption - FidelityInternationalDiscoveryFund-AMCIZPRO - FidelityInternationalDiscoveryFund-AMCIZPRO - Fidelity International Discovery Fund	Dec. 30, 2022 USD ($)
Fidelity Advisor International Discovery Fund - Class A
Expense Example, No Redemption:
1 Year	$ 701
3 Years	966
5 Years	1,252
10 Years	2,063
Fidelity Advisor International Discovery Fund - Class C
Expense Example, No Redemption:
1 Year	213
3 Years	658
5 Years	1,129
10 Years	2,229
Fidelity Advisor International Discovery Fund - Class M
Expense Example, No Redemption:
1 Year	502
3 Years	822
5 Years	1,165
10 Years	2,131
Fidelity Advisor International Discovery Fund - Class I
Expense Example, No Redemption:
1 Year	101
3 Years	315
5 Years	547
10 Years	1,213
Fidelity Advisor International Discovery Fund - Class Z
Expense Example, No Redemption:
1 Year	89
3 Years	278
5 Years	482
10 Years	$ 1,073